Recovery of Erroneously Awarded Compensation	12 Months Ended
Apr. 30, 2025
Restatement Determination Date:: 2025-09-08
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	concluded that recovery of erroneously awarded compensation was not required under the Immersion Dodd-Frank Clawback Policy as no excess compensation was paid to any subject executive officer based on the financial results for the Restated Periods.